BASIS OF PREPARATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Basis Of Preparation [Abstract]
Net loss	$ 3,723,784	$ 2,243,560	$ 1,650,745
Working capital deficit	$ 1,178,733	$ 1,086,420